INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2021
Measurement at cost
Goodwill	5,494,180	—	—	—	5,494,180	—	—	—	—	—	5,494,180
Brands	301,881	—	—	—	301,881	—	—	—	—	—	301,881
Other intangible assets(*)	8,511,674	3,228,118	—	(17,528)	11,722,264	(4,070,061)	5,849	—	(2,032,008)	(6,096,220)	5,626,044
TOTAL	14,307,735	3,228,118	—	(17,528)	17,518,325	(4,070,061)	5,849	—	(2,032,008)	(6,096,220)	11,422,105

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2020
Measurement at cost
Goodwill	5,483,173	11,007	—	—	5,494,180	—	—	—	—	—	5,494,180
Brands	301,881	—	—	—	301,881	—	—	—	—	—	301,881
Other intangible assets(*)	5,907,675	2,625,549	—	(21,550)	8,511,674	(2,757,855)	(106)	—	(1,312,100)	(4,070,061)	4,441,613
TOTAL	11,692,729	2,636,556	—	(21,550)	14,307,735	(2,757,855)	(106)	—	(1,312,100)	(4,070,061)	10,237,674

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2021	12/31/2020
Supervielle Seguros S.A.	14,620	14,620
IUDÚ Compañia Financiera S.A	368,254	368,254
Banco Regional de Cuyo S.A.	76,654	76,654
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.(renamed as “Portal Integral de Inversiones S.A.U.” with registration pending)	2,786,446	2,786,446
Micro Lending S.A.U.	2,193,965	2,193,965
Others	54,241	54,241
TOTAL	5,494,180	5,494,180

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2021	2022	2023	2024	2025	2026
Inflation (end of period)	46.7%	45.9%	39.9%	56.7%	47.5%	47.5%
Inflation (average)	47.3%	44.4%	41.6%	51.1%	49.5%	47.5%
Cost of funding (average)	39.2%	41.9%	40.8%	49.0%	45.2%	45.2%
Loan’s interest rate (average)	55.8%	58.8%	65.4%	63.2%	61.7%	61.7%